CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues:
Gas operating revenues	$ 1,521,790	$ 1,350,585	$ 1,368,939
Utility infrastructure services revenues	2,158,661	1,948,288	1,750,978
Total operating revenues	3,680,451	3,298,873	3,119,917
Operating expenses:
Net cost of gas sold	430,907	342,837	385,164
Operations and maintenance	473,146	408,116	424,150
Depreciation and amortization	371,041	332,027	303,237
Taxes other than income taxes	80,343	63,460	62,328
Utility infrastructure services expenses	1,955,467	1,729,429	1,573,227
Total operating expenses	3,310,904	2,875,869	2,748,106
Operating income	369,547	423,004	371,811
Other income and (expenses):
Net interest deductions	(119,198)	(111,477)	(109,226)
Other income (deductions)	(3,499)	(6,789)	10,085
Total other income and (expenses)	(122,697)	(118,266)	(99,141)
Income before income taxes	246,850	304,738	272,670
Income tax expense	39,648	65,753	56,023
Net income	207,202	238,985	216,647
Net income attributable to noncontrolling interests	6,423	6,661	2,711
Net income attributable to Southwest Gas Holdings, Inc.	$ 200,779	$ 232,324	$ 213,936
Earnings per share:
Basic (in USD per share)	$ 3.39	$ 4.15	$ 3.94
Diluted (in USD per share)	$ 3.39	$ 4.14	$ 3.94
Weighted average shares:
Basic (in shares)	59,145	55,998	54,245
Diluted (in shares)	59,259	56,076	54,312